Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2015
Collection Period Start	1-Feb-15	Distribution Date	16-Mar-15
Collection Period End	28-Feb-15	30/360 Days	30
Beg. of Interest Period	17-Feb-15	Actual/360 Days	27
End of Interest Period	16-Mar-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	676,379,851.33	618,446,756.12	0.4074450
Total Securities		1,517,865,698.77	676,379,851.33	618,446,756.12	0.4074450
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.303000%	400,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.610000%	360,000,000.00	308,514,152.56	250,581,057.35	0.6960585
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	57,933,095.21	156,828.03	160.9252645	0.4356334
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	57,933,095.21	224,553.45

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,330,650.22
Monthly Interest				3,049,650.30
Total Monthly Payments				12,380,300.52

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				588,139.35
Aggregate Sales Proceeds Advance				27,034,156.37
Total Advances				27,622,295.72

Vehicle Disposition Proceeds:
Reallocation Payments				33,383,755.51
Repurchase Payments				1,820,938.07
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				13,469,834.88
Excess Wear and Tear and Excess Mileage				343,485.38
Remaining Payoffs				0.00
Net Insurance Proceeds				558,381.79
Residual Value Surplus				659,738.47
Total Collections				90,238,730.34

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	22,765,855.00			1,534
Involuntary Repossession	231,264.00			15
Voluntary Repossession	124,426.00			7
Full Termination	10,234,786.51			671
Bankruptcy	27,424.00			2
Insurance Payoff		547,984.45		33
Customer Payoff			268,714.28	17
Grounding Dealer Payoff			9,083,777.87	487
Dealer Purchase			2,392,281.71	119
Total	33,383,755.51	547,984.45	11,744,773.86	2,885

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,895	754,909,115.82	7.00000%	676,379,851.33
Total Depreciation Received		(11,031,153.47)		(8,914,722.54)
Principal Amount of Gross Losses	(62)	(1,177,169.29)		(1,074,766.34)
Repurchase / Reallocation	(106)	(1,959,658.07)		(1,820,938.07)
Early Terminations	(1,502)	(26,873,397.24)		(24,375,355.34)
Scheduled Terminations	(1,336)	(23,688,836.18)		(21,747,312.92)
Pool Balance - End of Period	32,889	690,178,901.57		618,446,756.12

Remaining Pool Balance
Lease Payment				94,851,316.59
Residual Value				523,595,439.53
Total				618,446,756.12

III. DISTRIBUTIONS

Total Collections					90,238,730.34
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					90,238,730.34

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					488,427.85
3. Reimbursement of Sales Proceeds Advance					26,789,579.06
4. Servicing Fee:
Servicing Fee Due					563,649.88
Servicing Fee Paid					563,649.88
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					27,841,656.79

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					156,828.03

Class A-3 Notes Monthly Interest Paid					156,828.03
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	224,553.45
Total Note and Certificate Monthly Interest Paid	224,553.45
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	62,172,520.10

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	57,933,095.21

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	57,933,095.21
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,239,424.89

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,239,424.89
Gross Reserve Account Balance		27,007,410.37
Remaining Available Collections Released to Seller		4,239,424.89
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		7.13
Monthly Prepayment Speed		73%
Lifetime Prepayment Speed		74%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,022,777.68
Securitization Value of Defaulted Receivables and Casualty Receivables	1,074,766.34	62
Aggregate Defaulted and Casualty Gain (Loss)	(51,988.66)
Pool Balance at Beginning of Collection Period	676,379,851.33
Net Loss Ratio	-0.0077%

Cumulative Net Losses for all Periods	0.1882%	2,857,149.14

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,797,657.32	325
61-90 Days Delinquent	1,050,456.31	59
91-120+ Days Delinquent	734,251.04	46
Total Delinquent Receivables:	7,582,364.67	430
60+ Days Delinquencies as Percentage of Receivables	0.26%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	33,000,641.51	2205
Securitization Value	36,045,144.93
Aggregate Residual Gain (Loss)	(3,044,503.42)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	253,010,478.81	16,435
Cumulative Securitization Value	275,746,522.45
Cumulative Residual Gain (Loss)	(22,736,043.64)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		48,762,377.83
Reimbursement of Outstanding Advance		26,789,579.06
Additional Advances for current period		27,034,156.37
Ending Balance of Residual Advance		49,006,955.14

Beginning Balance of Payment Advance		1,258,479.20
Reimbursement of Outstanding Payment Advance		488,427.85
Additional Payment Advances for current period		588,139.35
Ending Balance of Payment Advance		1,358,190.70

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of February 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No